Trade Receivables (Details) - Schedule of trade accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Trade Accounts Receivable Abstract
Accounts receivable	$ 16,412,099	$ 19,215,143
Less: allowance for doubtful accounts	(2,313,306)	(2,478,648)
Accounts receivable, net	14,098,793	16,736,495
Note receivable	20,813
Trade receivables	$ 14,119,606	$ 16,736,495